June 5, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Montgomery Funds (the “Trust”); File No. 333-145624

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 23, 2012, filed pursuant to Rule 497(e), for Vanguard
Market Neutral Fund, a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.
Bo J. Howell, Esq.
U.S. Securities and Exchange Commission